Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 284	$ 252
Expense, net	82	164
Settlements	(111)	(165)
Business combination	2	21
Foreign exchange and other	(10)	12
Balance, end of year	$ 247	$ 284